Chapter 11 - Schedule of Reorganization Items (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Feb. 22, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reorganization, Chapter 11 [Line Items]
Gain on settlement of liabilities subject to compromise		$ 0		$ 0	$ 0
Fresh Start valuation adjustments		0		0	0	$ (186)
Loss on deconsolidation of Paratus Energy Services		0		0	0
Advisory and professional fees after filing		(3)		(12)	(88)	(127)
Gain on write-off of related party payables		0		0	13
Expense of predecessor Directors & Officers insurance policy		0		0	0
Remeasurement of terminated lease to allowed claim		0		0	(186)
Interest income on surplus cash		0		0	2	3
Total reorganization items, net	$ 3,683	(3)	$ (24)	(12)	(250)	$ (296)	$ 0	$ 0
Continuing Operations [Member]
Reorganization, Chapter 11 [Line Items]
Continuing operations	3,683	(3)	(24)	(12)	(250)
Discontinued Operations [Member]
Reorganization, Chapter 11 [Line Items]
Discontinued operations	(32)	$ 0	(5)	$ 0	(9)
Reorganization, Chapter 11, Predecessor, before Adjustment [Member]
Reorganization, Chapter 11 [Line Items]
Gain on settlement of liabilities subject to compromise	3,581		0
Fresh Start valuation adjustments	242		0
Loss on deconsolidation of Paratus Energy Services	(112)		0
Advisory and professional fees after filing	(44)		(36)
Gain on write-off of related party payables	0		5
Expense of predecessor Directors & Officers insurance policy	(17)		0
Remeasurement of terminated lease to allowed claim	0		0
Interest income on surplus cash	1		2
Total reorganization items, net	$ 3,651		$ (29)		$ (259)